UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number		811-21485

Cohen & Steers Select Utility Fund, Inc.
(Exact name of registrant as specified in charter)

280 Park Avenue New York, NY		10017
(Address of principal executive offices)		(Zip code)

John E. McLean 280 Park Avenue New York, NY 10017
(Name and address of agent for service)

Registrant's telephone number, including area code:		(212) 832-3232

Date of fiscal year end:	December 31

Date of reporting period:	September 30, 2006

Item 1. Schedule of Investments

COHEN & STEERS SELECT UTILITY FUND, INC.

SCHEDULE OF INVESTMENTS
September 30, 2006 (Unaudited)

	Number of Shares	Value
COMMON STOCK 122.0%
ENERGY 2.7%
OIL & GAS REFINING & MARKETING 1.6%
Duke Energy Income Fund	783,850	$8,478,414
Duke Energy Income Fund, 144A(b)	70,000	757,146
Duke Energy Income Fund, 144A(b)	202,000	2,184,907
Williams Partners LP	192,500	6,947,325
		18,367,792
OIL & GAS STORAGE & TRANSPORATION 1.1%
DCP Midstream Partners LP	222,000	6,216,000
Magellan Midstream Holdings LP	126,300	2,841,750
Teekay LNG Partners LP	110,400	3,361,680
		12,419,430
		30,787,222
TELECOMMUNICATIONS SERVICES 3.8%
INTEGRATED TELECOMMUNICATIONS SERVICES
Citizens Communications Co.	2,030,000	28,501,200
Fairpoint Communications	855,000	14,877,000
		43,378,200

	Number of Shares	Value
UTILITIES 115.5%
ELECTRIC UTILITIES 54.3%
Cleco Corp.	274,400	$6,925,856
DPL	209,700	5,687,064
E.ON AG (ADR)	1,053,916	41,808,848
Edison International	1,173,000	48,843,720
Entergy Corp.	731,350	57,213,510
Exelon Corp.	1,685,464	102,037,991
FirstEnergy Corp.	919,800	51,380,028
FPL Group	1,167,000	52,515,000
Hawaiian Electric Industries	466,700	12,628,902
ITC Holdings Corp.	246,900	7,703,280
Northeast Utilities	377,500	8,784,425
Pepco Holdings	1,409,200	34,060,364
Pinnacle West Capital Corp.	792,600	35,706,630
PPL Corp.	882,000	29,017,800
Progress Energy	605,750	27,488,935
Scottish and Southern Energy PLC	396,930	9,795,272
Scottish Power PLC (ADR)	185,673	9,016,281
Southern Co.	2,052,500	70,729,150
TECO Energy	224,200	3,508,730
		614,851,786
GAS UTILITIES 5.7%
AGL Resources	212,100	7,741,650
Atmos Energy Corp.	210,500	6,009,775
Equitable Resources	1,453,600	50,846,928
		64,598,353
INDEPENDENT POWER PRODUCERS & ENERGY TRADERS 18.2%
Duke Energy Corp.	4,374,128	132,098,666
TXU Corp.	1,169,400	73,110,888
		205,209,554

	Number of Shares	Value
MULTI UTILITIES 37.3%
Ameren Corp.	1,557,400	$82,215,146
Consolidated Edison	1,142,200	52,769,640
Dominion Resources	414,600	31,712,754
DTE Energy Co.	963,500	39,994,885
Energy East Corp.	149,700	3,550,884
NiSource	159,000	3,456,660
NSTAR	346,339	11,553,869
PG&E Corp.	1,552,000	64,640,800
Public Service Enterprise Group	651,400	39,859,166
RWE AG	81,479	7,516,494
SCANA Corp.	205,900	8,291,593
Sempra Energy	200,000	10,050,000
United Utilities PLC	840,651	11,104,523
Vectren Corp.	438,467	11,772,839
Xcel Energy	2,112,500	43,623,125
		422,112,378
TOTAL UTILITIES		1,306,772,071
TOTAL COMMON STOCK (Identified cost—$1,077,775,425)		1,380,937,493
PREFERRED SECURITIES—CAPITAL SECURITIES 6.2%
AUTO—FOREIGN 0.3%
Porsche International Finance PLC, 7.20%	4,000,000	3,925,000
BANK 0.5%
Washington Mutual Preferred Funding Cayman, 7.25%, Series A-1, 144A(a)	5,250,000	5,267,241
DIVERSIFIED FINANCIAL SERVICES 1.4%
Old Mutual Capital Funding, 8.00% (Eurobond)	14,850,000	15,506,711
ELECTRIC UTILITIES 0.6%
DPL Capital Trust II, 8.125%	3,000,000	3,210,000
Entergy Louisiana LLC, 6.95%, 144A(a)	30,000	3,097,500
		6,307,500

	Number of Shares	Value
FINANCE 0.2%
Capital One Capital III, 7.686%	2,500,000	$2,672,845
FOOD 1.0%
Dairy Farmers of America, 7.875%, 144A(a),(b)	60,000	5,870,928
Gruma S.A., 7.75%, 144A(a)	5,000,000	4,981,250
		10,852,178
INSURANCE—MULTI-LINE 1.1%
AFC Capital Trust I, 8.207%, Series B	7,000,000	7,310,275
Liberty Mutual Insurance, 7.697%, 144A(a)	5,000,000	5,134,385
		12,444,660
INTEGRATED TELECOMMUNICATIONS SERVICES 0.3%
Embarq Corp., 7.995%	3,000,000	3,186,042
INVESTMENT BANKER/BROKER 0.2%
JP Morgan Chase Capital XVIII, 6.95%, Series R	2,000,000	2,131,272
MEDICAL—HOSPITALS 0.1%
Columbia/HCA, 7.50%	1,635,000	1,174,362
OIL—EXPLORATION AND PRODUCTION 0.5%
Pemex Project Funding Master Trust, 7.75%	6,000,000	5,966,700
TOTAL PREFERRED SECURITIES—CAPITAL SECURITIES (Identified cost—$68,866,687)		69,434,511
PREFERRED SECURITIES—$25 PAR VALUE 16.6%
BANK 1.8%
Bank of America Corp, 6.204%, Series D	140,000	3,572,800
Chevy Chase Bank, 8.00%, Series C	92,500	2,479,000
First Republic Bank, 6.70%, Series A	118,700	2,969,874
HSBC USA, 6.50%, Series H	100,000	2,633,000
Sovereign Bancorp, 7.30%, Series C	200,000	5,360,000
Sovereign Capital Trust V, 7.75%	80,000	2,120,000
Washington Mutual, 6.09%, (FRN)	59,000	1,482,670
		20,617,344

	Number of Shares	Value
BANK—FOREIGN 0.1%
Northern Rock PLC, 8.00%, Series A	45,000	$1,129,680
FINANCE 0.2%
Goldman Sachs Group, 5.878%, Series D, (FRN)	80,000	2,075,200
Janus Capital Group, 7.875%, (PINES)	10,000	256,200
		2,331,400
INSURANCE 0.3%
Arch Capital Group Ltd., 8.00%	60,000	1,596,000
EverestRe Capital Trust, 7.85%	65,000	1,673,100
		3,269,100
MEDIA 0.1%
Liberty Media Corp., 8.75%, (CBTCS)	22,100	552,942
Liberty Media Corp., 8.75%, (PPLUS)	20,700	517,707
		1,070,649
MEDIA—DIVERSIFIED SERVICES 0.4%
Comcast Corp., 7.00%	160,000	4,032,000
REAL ESTATE 12.3%
DIVERSIFIED 2.4%
Colonial Properties Trust, 7.62%, Series E	49,500	1,254,825
Digital Realty Trust, 8.50%, Series A	56,000	1,453,200
Forest City Enterprises, 7.375%, Class A	80,800	2,076,560
iStar Financial, 7.875%, Series E	320,700	8,195,489
iStar Financial, 7.80%, Series F	132,000	3,376,560
iStar Financial, 7.65%, Series G	125,000	3,159,375
iStar Financial, 7.50%, Series I	113,940	2,861,033
LBA Realty Fund LP, 7.625%, Series B	158,000	2,942,750
Lexington Corporate Properties Trust, 8.05%, Series B	75,000	1,917,750
		27,237,542
HEALTH CARE 1.9%
Health Care REIT, 7.875%, Series D	72,550	1,868,162
Health Care REIT, 7.625%, Series F	218,800	5,625,348
LTC Properties, 8.00%, Series F	547,713	13,731,165
		21,224,675

	Number of Shares	Value
HOTEL 1.1%
Ashford Hospitality Trust, 8.55%, Series A	156,500	$4,029,875
Equity Inns, 8.75%, Series B	75,900	1,980,990
Host Hotels & Resorts, 8.875%, Series E	100,000	2,647,000
Innkeepers USA Trust, 8.00%, Series C	149,500	3,785,340
		12,443,205
MORTGAGE 0.2%
Newcastle Investment Corp., 8.05%, Series C	80,000	2,012,000
OFFICE 3.4%
Alexandria Real Estate Equities, 8.375%, Series C	514,000	13,466,800
Brandywine Realty Trust, 7.50%, Series C	75,819	1,906,848
Corporate Office Properties Trust, 8.00%, Series G	38,486	989,860
Highwoods Properties, 8.00%, Series B	1	25
Maguire Properties, 7.625%, Series A	313,526	7,731,551
SL Green Realty Corp., 7.625%, Series C	247,000	6,251,570
SL Green Realty Corp., 7.875%, Series D	347,333	8,853,518
		39,200,172
OFFICE/INDUSTRIAL 0.9%
PS Business Parks, 7.00%, Series H	75,700	1,892,500
PS Business Parks, 6.875%, Series I	54,950	1,339,132
PS Business Parks, 7.95%, Series K	252,000	6,602,400
		9,834,032
RESIDENTIAL—APARTMENT 0.5%
Apartment Investment & Management Co., 7.75%, Series U	30,000	761,100
Apartment Investment & Management Co., 8.00%, Series V	87,000	2,216,760
Apartment Investment & Management Co., 7.875%, Series Y	93,000	2,352,900
		5,330,760
SHOPPING CENTER 1.9%
COMMUNITY CENTER 1.4%
Cedar Shopping Centers, 8.875%, Series A	250,000	6,647,500
Developers Diversified Realty Corp., 7.50%, Series I	302,000	7,670,800
Saul Centers, 8.00%, Series A	67,500	1,729,012
		16,047,312

	Number of Shares	Value
REGIONAL MALL 0.5%
CBL & Associates Properties, 7.75%, Series C	126,931	$3,287,513
Mills Corp., 9.00%, Series C	43,300	913,630
Mills Corp., 8.75%, Series E	40,700	844,118
Taubman Centers, 8.00%, Series G	25,000	665,750
		5,711,011
TOTAL SHOPPING CENTER		21,758,323
TOTAL REAL ESTATE		139,040,709
TELECOMMUNICATIONS SERVICES 0.3%
Telephone & Data Systems, 7.60%, Series A	53,800	1,345,538
United States Cellular Corp., 7.50%	70,000	1,805,300
		3,150,838
UTILITIES 1.1%
ELECTRIC UTILITIES 0.9%
Entergy Corp., 7.625%	40,200	2,187,684
Entergy Arkansas, 6.45%	79,000	2,022,400
PPL Electric Utilities Corp., 6.25%	240,000	6,144,000
		10,354,084
GAS UTILITIES 0.2%
Southern Union Co., 7.55%, Series A	100,000	2,578,000
TOTAL UTILITIES		12,932,084
TOTAL PREFERRED SECURITIES—$25 PAR VALUE (Identified cost—$182,536,462)		187,573,804

		Principal Amount	Value
CORPORATE BONDS 3.4%
INTEGRATED TELECOMMUNICATIONS SERVICES 0.7%
Citizens Communications Co., 9.00%, due 8/15/31		$7,550,000	$8,135,125
MEDIA 1.6%
Cablevision Systems Corp., 8.00%, due 4/15/12		9,500,000	9,666,250
CSC Holdings, 7.875%, due 2/15/18		500,000	521,250
Rogers Cable, 8.75%, due 5/1/32		7,000,000	8,295,000
			18,482,500
MULTI UTILITIES 0.7%
Dominion Resources, 7.50%, due 6/30/66		5,000,000	5,260,830
Dominion Resources Capital Trust I, 7.83%, due 12/1/27		2,000,000	2,082,850
			7,343,680
SPECIAL PURPOSE ENTITY 0.3%
Valor Telecom Enterprise, 7.75%, due 2/15/15		2,750,000	2,942,500
WIRELESS TELECOMMUNICATIONS SERVICES 0.1%
Rogers Wireless Communications, 7.50%, due 3/15/15, 144A(a)		1,400,000	1,501,500
TOTAL CORPORATE BONDS (Identified cost—$36,602,359)			38,405,305
COMMERCIAL PAPER 1.0%
San Paolo U.S. Finance Co., 4.15%, due 10/2/06 (Identified cost—$11,685,653)		11,687,000	11,685,653

TOTAL INVESTMENTS (Identified cost—$1,377,466,586)	149.2%		1,688,036,766

OTHER ASSETS IN EXCESS OF LIABILITIES	0.9%		10,683,990

LIQUIDATION VALUE OF PREFERRED SHARES	(50.1)%		(567,000,000)

NET ASSETS APPLICABLE TO COMMON SHARES (Equivalent to $26.12 per share based on 43,320,750 shares of capital stock outstanding)	100.0%		$1,131,720,756

Glossary of Portfolio Abbreviations

ADR	American Depositary Receipt
CBTCS	Corporate Backed Trust Certificates
FRN	Floating Rate Note
PINES	Public Income Notes
PPLUS	Preferred Plus Trust
REIT	Real Estate Investment Trust

Note: Percentages indicated are based on the net assets applicable to common shares of the fund.

(a)             Resale is restricted to qualified institutional investors.  Aggregate holdings equal 2.5% of net assets applicable to common shares.

(b)            Fair valued security.  Aggregate holdings equal 0.5% of net assets applicable to common shares.

Item 2. Controls and Procedures

(a)           The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these disclosure controls and procedures required by Rule 30a-3(b) under the Investment Company Act of 1940 and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act as of a date within 90 days of the filing of this report.

(b)           During the last fiscal quarter, there were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a)           Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

COHEN & STEERS SELECT UTILITY FUND, INC.

By:	/s/ Adam M. Derechin
Name: Adam M. Derechin
Title: President

Date: November 20, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Adam M. Derechin		By:	/s/ Jay J. Chen
	Name: Adam M. Derechin			Name: Jay J. Chen
	Title:	President and principal executive officer		Title:	Treasurer and principal financial officer

Date: November 20, 2006